Subsequent Events (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 10, 2021 USD ($) vessel	Feb. 08, 2021 USD ($)	Feb. 05, 2021 vessel
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 2,087,083	$ 2,867,120
Proceeds from Sale of Property, Plant, and Equipment				60,915	31,523	$ 28,837
Payments to Acquire Property, Plant, and Equipment				$ 26,507	109,523	$ 693,792
Teekay LNG | Teekay Tangguh Joint Venture
Subsequent Event [Line Items]
Ownership percentage				70.00%
Teekay Tankers
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 56,700	$ 29,600
Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 32,000
Lessee, Sales-type lease, Purchase option price							$ 128,800
Teekay Tankers | Subsequent Events | Aframax Tanker [Member]
Subsequent Event [Line Items]
Number of vessels | vessel									2
Aframax Tanker [Member] | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number of vessels to be repurchased from repurchase options | vessel							6
Lessee, Sales-type lease, Purchase option price							$ 128,800
Senior Notes (8.5%) due January 15, 2020
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 0	36,712
Secured debt | Teekay LNG | Subsequent Events | Teekay Tangguh Joint Venture
Subsequent Event [Line Items]
Carrying amount of long-term debt								$ 191,500
Revolving Credit Facility
Subsequent Event [Line Items]
Carrying amount of long-term debt				$ 285,000	$ 603,132